Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options Outstanding and Exercised Under Stock Incentive Plans
The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2023
Number outstanding at beginning of period	3,253,090	$44.42
Exercised	(399,329)	38.15
Cancelled(a)	(15,476)	47.88
Number outstanding at end of period(b)	2,838,285	$45.28	2.0	$—
Exercisable at end of period	2,838,285	$45.28	2.0	$—
2022
Number outstanding at beginning of period	3,890,131	$42.58
Exercised	(624,729)	32.87
Cancelled(a)	(12,312)	50.97
Number outstanding at end of period(b)	3,253,090	$44.42	2.7	$—
Exercisable at end of period	3,253,090	$44.42	2.7	$—
2021
Number outstanding at beginning of period	5,180,391	$40.38
Exercised	(1,281,646)	33.66
Cancelled(a)	(8,614)	48.20
Number outstanding at end of period(b)	3,890,131	$42.58	3.3	$53
Exercisable at end of period	3,890,131	$42.58	3.3	$53
Note: The Company did not grant any stock option awards during 2023, 2022, and 2021.
(a)Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Stock Option Activity
The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Fair value of options vested	$—	$—	$3
Intrinsic value of options exercised	2	15	27
Cash received from options exercised	15	21	43
Tax benefit realized from options exercised	1	4	7

Stock Options Outstanding Additional Information
Additional information regarding stock options outstanding as of December 31, 2023, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$35.01—$40.00	1,008,046	2.1	$39.49	1,008,046	$39.49
$40.01—$45.00	988,880	0.8	42.95	988,880	42.95
$45.01—$50.00	—	—	—	—	—
$50.01—$55.01	841,359	3.1	54.96	841,359	54.96
	2,838,285	2.0	$45.28	2,838,285	$45.28

Summary of Restricted Shares of Stock and Unit Awards
A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2023		2022		2021
Year Ended December 31	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at beginning of period	6,880,826	$52.59	6,812,753	$51.04	6,343,313	$51.38
Granted	5,565,634	45.87	4,109,793	55.62	4,512,995	52.54
Vested	(3,872,874)	52.05	(3,690,666)	52.88	(3,793,978)	53.27
Cancelled	(257,015)	50.00	(351,054)	54.95	(249,577)	52.83
Outstanding at end of period	8,316,571	$48.42	6,880,826	$52.59	6,812,753	$51.04